REDEEMABLE NONCONTROLLING INTEREST - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NONCONTROLLING INTEREST
Redeemable noncontrolling interest opening balance	¥ 349,046,548	$ 54,773,020	¥ 349,046,548
Net loss attributable to redeemable noncontrolling interest	0	0	(1,190,122)	¥ (4,855,589)
Change in redeemable noncontrolling interest	349,046,548	54,773,020	1,190,122
Redeemable noncontrolling interest ending balance	¥ 0	$ 0	¥ 349,046,548	¥ 349,046,548